Offerings - Offering: 1	Aug. 30, 2024 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 2,170,024,037
Fee Rate	0.01476%
Amount of Registration Fee	$ 320,296
Offering Note
(1)
Calculated solely for the purpose of determining the filing fee in accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The proposed maximum aggregate value of the transaction is calculated based on the sum of (a) $1,142,400,000 which represents the cash payment amount to be paid by CBIZ, Inc. (“CBIZ”) in connection with the completion of the transactions contemplated by that certain Agreement and Plan of Merger, dated July 30, 2024 (the “Merger Agreement”), by and among CBIZ, Marcum LLP, a New York registered limited liability partnership (“Marcum”), Marcum Advisory Group LLC, a Delaware limited liability company and wholly owned subsidiary of Marcum, PMMS LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company, and Marcum Partners SPV LLC, a Delaware limited liability company and (b) $1,027,624,037, representing (i) an estimated 14,384,435 shares of Common Stock of CBIZ that will be issued to certain holders of equity interests of Marcum in connection with the completion of the transactions contemplated by the Merger Agreement (such number of shares calculated by subtracting the cash payment amount from the base purchase price set forth in the Merger Agreement, and dividing it by a fixed price per share set forth in the Merger Agreement)
multiplied by
(ii) $71.44, which is the average of the high and low price per share of Common Stock, par value $0.01 per share, as reported on the New York Stock Exchange on August 27, 2024.

(2)
In accordance with Section 14(g) of the Exchange Act and Rule
0-11
of the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction calculated in note (1) above by 0.00014760.